United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-04087
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Exeter Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                                                                            -------------------------
Date of fiscal year end: December 31, 2006
                                        ----------------------------------------------------------------

Date of reporting period: March 31, 2006
                                           --------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
Technology Series	Principal Amount	Value

COMMON STOCKS - 94.4%

Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure - 4.3%
International Game Technology	155,000	$5,459,100

Internet & Catalog Retail - 4.0%
Audible, Inc.*	492,000	5,170,920

Total Consumer Discretionary		10,630,020

Health Care - 2.8%
Health Care Providers & Services - 2.8%
AMICAS, Inc.*	218,000	1,028,960
Emdeon Corp.*	243,125	2,625,750
Total Health Care		3,654,710

Industrials - 3.0%
Industrial Conglomerates - 3.0%
3M Co.	50,500	3,822,345

Information Technology - 77.0%
Communications Equipment - 23.6%
Cisco Systems, Inc.*	323,150	7,002,661
Inter-Tel, Inc.	166,500	3,569,760
Juniper Networks, Inc.*	270,000	5,162,400
Packeteer, Inc.*	380,000	4,408,000
Polycom, Inc.*	115,000	2,493,200
Research In Motion Ltd. (RIM)* (Canada)	42,300	3,590,424
Tandberg ASA (Norway)	453,000	4,097,310
		30,323,755

Computers & Peripherals - 5.7%
EMC Corp.*	206,000	2,807,780
International Business Machines (IBM) Corp.	55,000	4,535,850
		7,343,630

Electronic Equipment & Instruments - 2.8%
DTS, Inc.*	187,000	3,676,420

Internet Software & Services - 4.3%
Blue Coat Systems, Inc.*	255,900	5,563,266

IT Services - 0.9%
RightNow Technologies, Inc.*	71,000	1,126,770

Semiconductors & Semiconductor Equipment - 9.5%
ATI Technologies, Inc.* (Canada)	114,000	1,958,520
Cabot Microelectronics Corp.*	115,000	4,266,500
Exar Corp.*	251,000	3,584,280
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	237,000	2,384,220
		12,193,520

Software - 30.2%
Agile Software Corp.*	536,000	4,089,680
Amdocs Ltd.* (Guernsey)	163,000	5,877,780
Borland Software Corp.*	680,000	3,672,000
Mercury Interactive Corp.*	117,000	4,071,600
RADWARE Ltd.* (Israel)	249,000	4,389,870
Salesforce.com, Inc.*	133,000	4,831,890
SAP AG - ADR (Germany)	45,000	2,444,400
Symantec Corp.*	258,000	4,342,140
Synopsys, Inc.*	230,000	5,140,500
		38,859,860

Total Information Technology		99,087,221

Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
Vodafone Group plc - ADR (United Kingdom)	205,000	4,284,500

TOTAL COMMON STOCKS
(Identified Cost $107,896,832)		121,478,796

SHORT-TERM INVESTMENTS - 6.2%
Dreyfus Treasury Cash Management - Institutional Shares	2,992,817	2,992,817
U.S. Treasury Bill, 6/22/2006	$5,000,000	4,950,410

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,942,595)		7,943,227

TOTAL INVESTMENTS - 100.6%
(Identified Cost $115,839,427)		129,422,023

LIABILITIES, LESS OTHER ASSETS - (0.6%)		(727,842)

NET ASSETS - 100%		$128,694,181

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$115,839,427

Unrealized appreciation	$15,701,430
Unrealized depreciation	(2,118,834)

Net unrealized appreciation	$13,582,596

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
Life Sciences Series	Principal Amount	Value

COMMON STOCKS - 92.0%

Health Care - 87.5%
Biotechnology - 17.7%
Affymetrix, Inc.*	231,000	$7,606,830
Caliper Life Sciences, Inc.*	814,050	5,209,920
Charles River Laboratories International, Inc.*	203,000	9,951,060
Millennium Pharmaceuticals, Inc.*	785,000	7,936,350
Solexa, Inc.*	407,000	4,061,860
Xenogen Corp.*	1,883,500	7,439,825
		42,205,845

Health Care Equipment & Supplies - 28.3%
Align Technology, Inc.*	408,425	3,745,257
Biomet, Inc.	184,000	6,535,680
The Cooper Companies, Inc.	91,000	4,916,730
DENTSPLY International, Inc.	100,000	5,815,000
Edwards Lifesciences Corp.*	108,000	4,698,000
IntraLase Corp.*	348,194	8,078,101
Inverness Medical Innovations, Inc.	132,000	3,792,360
Inverness Medical Innovations, Inc.[1]	150,000	3,878,550
Mentor Corp.	77,500	3,511,525
Orthovita, Inc.*	670,000	2,773,800
PerkinElmer, Inc.	209,000	4,905,230
Wright Medical Group, Inc.*	544,000	10,744,000
Zoll Medical Corp.*	150,000	3,951,000
		67,345,233

Health Care Providers & Services - 33.4%
AMERIGROUP Corp.*	297,000	6,248,880
AmerisourceBergen Corp.	55,000	2,654,850
AMICAS, Inc.*	1,689,000	7,972,080
AMN Healthcare Services, Inc.*	322,000	6,027,840
Cardinal Health, Inc.	33,000	2,459,160
Cross Country Healthcare, Inc.*	225,000	4,356,000
Eclipsys Corp.*	120,000	2,833,200
Emdeon Corp.*	796,300	8,600,040
Healthways, Inc.*	46,000	2,343,240
iSOFT Group plc (United Kingdom)	1,447,000	3,682,606
McKesson Corp.	44,000	2,293,720
Merge Technologies, Inc.*	235,000	3,752,950
Omnicell, Inc.*	437,000	4,977,430
Patterson Companies, Inc.*	155,000	5,456,000
Tenet Healthcare Corp.*	603,000	4,450,140
Triad Hospitals, Inc.*	134,000	5,614,600
WebMD Health Corp. - Class A*	140,000	5,829,600
		79,552,336

Pharmaceuticals - 8.1%
Novartis AG - ADR (Switzerland)	127,000	7,040,880
Sanofi-Aventis - ADR (France)	95,000	4,507,750
Valeant Pharmaceuticals International	492,000	7,798,200
		19,346,830
Total Health Care		208,450,244

Information Technology - 1.8%
Software - 1.8%
Quality Systems, Inc. (Canada)	130,000	4,303,000

Materials - 2.7%
Chemicals - 2.7%
Lonza Group AG (Switzerland)	91,921	6,301,804

TOTAL COMMON STOCKS
(Identified Cost $200,921,630)		219,055,048

WARRANTS - 0.2%
Xenogen Corp., 8/15/2010[1]
(Identified Cost $365,484)	285,000	563,744

SHORT-TERM INVESTMENTS - 7.9%
Dreyfus Treasury Cash Management - Institutional Shares	6,851,501	6,851,501
Fannie Mae Discount Note, 5/5/2006	$12,000,000	11,948,207

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,799,708)		18,799,708

TOTAL INVESTMENTS - 100.1%
(Identified Cost $220,086,822)		238,418,500

LIABILITIES, LESS OTHER ASSETS - (0.1%)		(168,224)

NET ASSETS - 100%		$238,250,276

1Security has been valued at fair value.
*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$220,086,822

Unrealized appreciation	$26,660,529
Unrealized depreciation	(8,328,851)

Net unrealized appreciation	$18,331,678

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
Financial Services Series	Principal Amount	Value

COMMON STOCKS - 96.2%

Financials - 81.2%
Capital Markets - 23.4%
The Bank of New York Co., Inc.	60,500	$2,180,420
The Charles Schwab Corp.	71,000	1,221,910
Franklin Resources, Inc.	10,300	970,672
Janus Capital Group, Inc.	84,100	1,948,597
Mellon Financial Corp.[1]	14,800	526,880
Merrill Lynch & Co., Inc.	23,000	1,811,480
Morgan Stanley	8,600	540,252
Piper Jaffray Companies, Inc.*	13,300	731,500
SEI Investments Co.	46,000	1,864,380
T. Rowe Price Group, Inc.	12,700	993,267
		12,789,358

Commercial Banks - 32.4%
ABN AMRO Holding N.V. (Netherlands)	26,400	791,402
Bank of America Corp.	38,700	1,762,398
Barclays plc (United Kingdom)	47,000	549,901
Fifth Third Bancorp	12,300	484,128
Huntington Bancshares, Inc.	22,400	540,512
KeyCorp.	24,200	890,560
M&T Bank Corp.	7,600	867,464
Marshall & Ilsley Corp.	28,300	1,233,314
National City Corp.	30,600	1,067,940
PNC Financial Services Group, Inc.	31,700	2,133,727
Royal Bank of Scotland Group plc (United Kingdom)	25,400	826,457
TCF Financial Corp.	35,000	901,250
U.S. Bancorp	58,500	1,784,250
Wachovia Corp.	34,500	1,933,725
Wells Fargo & Co.	6,600	421,542
Zions Bancorporation	18,800	1,555,324
		17,743,894

Consumer Finance - 1.6%
Capital One Financial Corp.	10,800	869,616

Diversified Financial Services - 8.9%
Citigroup, Inc.	47,700	2,252,871
JPMorgan Chase & Co.	37,200	1,549,008
Moody's Corp.	8,800	628,848
Principal Financial Group, Inc.	9,400	458,720
		4,889,447

Insurance - 11.9%
Allianz AG (Germany)	6,400	1,069,704
Ambac Financial Group, Inc.	5,700	453,720
American International Group, Inc.	36,600	2,418,894
Marsh & McLennan Companies, Inc.	14,700	431,592
MBIA, Inc.	13,500	811,755
Torchmark Corp.	7,650	436,815
Willis Group Holdings Ltd. (United Kingdom)	25,800	883,908
		6,506,388

Real Estate - 0.7%
Friedman, Billings, Ramsey Group, Inc. - Class A	39,600	371,448

Thrifts & Mortgage Finance - 2.3%
BankAtlantic Bancorp, Inc. - Class A	33,000	474,870
Flagstar Bancorp, Inc.	25,900	391,090
New York Community Bancorp, Inc.	21,800	381,936
		1,247,896

Total Financials		44,418,047

Industrials - 5.8%
Commercial Services & Supplies - 5.8%
ChoicePoint, Inc.*	22,200	993,450
The Dun & Bradstreet Corp.*	28,500	2,185,380
Total Industrials		3,178,830

Information Technology - 9.2%
IT Services - 9.2%
Automatic Data Processing, Inc.	10,500	479,640
The BISYS Group, Inc.*[2]	77,300	1,042,004
CheckFree Corp.*	11,500	580,750
First Data Corp.	43,300	2,027,306
Fiserv, Inc.*	20,500	872,275
Total Information Technology		5,001,975

TOTAL COMMON STOCKS
(Identified Cost $47,065,015)		52,598,852

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Treasury Cash Management - Institutional Shares	1,569,023	1,569,023
U.S. Treasury Bill, 6/22/2006	$300,000	297,025

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,865,914)		1,866,048

TOTAL INVESTMENTS - 99.6%
(Identified Cost $48,930,929)		54,464,900

OTHER ASSETS, LESS LIABILITIES - 0.4%		240,541

NET ASSETS - 100%		$54,705,441

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$48,930,929

Unrealized appreciation	$5,996,390
Unrealized depreciation	(462,419)

Net unrealized appreciation	$5,533,971

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
Small Cap Series	Principal Amount	Value
COMMON STOCKS - 93.9%

Consumer Discretionary - 20.9%
Auto Components - 3.3%
Azure Dynamics Corp.* (Canada)	1,938,000	$1,991,778
Cooper Tire & Rubber Co.	114,000	1,634,760
The Goodyear Tire & Rubber Co.*	60,700	878,936
Tenneco, Inc.*	78,550	1,703,750
		6,209,224

Diversified Consumer Services - 1.8%
Corinthian Colleges, Inc.*	237,000	3,412,800

Hotels, Restaurants & Leisure - 0.4%
Four Seasons Hotels, Inc. (Canada)	14,500	735,150

Household Durables - 3.6%
Interface, Inc. - Class A*	491,000	6,780,710

Internet & Catalog Retail - 1.0%
Audible, Inc.*	173,000	1,818,230

Leisure Equipment & Products - 2.2%
K2, Inc.*	48,000	602,400
Marvel Entertainment, Inc.*	171,600	3,452,592
		4,054,992

Media - 4.5%
Acme Communications, Inc.*	396,000	1,639,440
DreamWorks Animation SKG, Inc. - Class A*	68,000	1,798,600
GCap Media plc (United Kingdom)	350,000	1,392,363
Scholastic Corp.*	133,000	3,559,080
		8,389,483

Specialty Retail - 4.1%
Build-A-Bear Workshop, Inc.*	118,000	3,616,700
Douglas Holding AG (Germany)	29,000	1,366,211
Pier 1 Imports, Inc.	228,000	2,647,080
		7,629,991
Total Consumer Discretionary		39,030,580

Consumer Staples - 5.7%
Beverages - 0.4%
National Beverage Corp.	62,000	717,340

Food & Staples Retailing - 1.3%
Pathmark Stores, Inc.*	230,000	2,405,800
Smart & Final, Inc.*	1,700	27,863
		2,433,663

Food Products - 4.0%
The Hain Celestial Group, Inc.*	200,000	5,238,000
J&J Snack Foods Corp.	26,600	893,494
Lancaster Colony Corp.	12,200	512,400
Tootsie Roll Industries, Inc.	29,664	868,265
		7,512,159
Total Consumer Staples		10,663,162

Energy - 6.7%
Energy Equipment & Services - 5.1%
Helmerich & Payne, Inc.	41,000	2,862,620
National-Oilwell Varco, Inc.*	49,000	3,141,880
Pride International, Inc.*	116,000	3,616,880
		9,621,380

Oil, Gas & Consumable Fuels - 1.6%
Forest Oil Corp.*	55,000	2,044,900
Mariner Energy, Inc.*	44,511	912,921
		2,957,821
Total Energy		12,579,201

Financials - 5.6%
Capital Markets - 0.6%
Piper Jaffray Companies, Inc.*	19,200	1,056,000

Commercial Banks - 2.9%
Chemical Financial Corp.	16,485	532,630
Citizens & Northern Corp.	24,176	585,059
Croghan Bancshares, Inc.	11,500	411,125
F&M Bank Corp.	6,300	174,195
First Community Bancorp	9,600	553,536
First Financial Corp.	18,300	545,340
Juniata Valley Financial Corp.	3,600	84,600
National Bankshares, Inc.	13,000	650,650
Northrim BanCorp, Inc.	17,300	415,200
Omega Financial Corp.	18,400	623,024
Potomac Bancshares, Inc.	29,600	503,200
Tower Bancorp, Inc.	8,825	399,331
		5,477,890

Real Estate - 0.8%
Equity Inns, Inc.	56,000	907,200
Friedman, Billings, Ramsey Group, Inc. - Class A	71,200	667,856
		1,575,056

Thrifts & Mortgage Finance - 1.3%
BankAtlantic Bancorp, Inc. - Class A	107,000	1,539,730
Flagstar Bancorp, Inc.	55,000	830,500
		2,370,230
Total Financials		10,479,176

Health Care - 11.0%
Biotechnology - 1.2%
Affymetrix, Inc.*	68,300	2,249,119

Health Care Equipment & Supplies - 1.8%
Wright Medical Group, Inc.*	167,000	3,298,250

Health Care Providers & Services - 8.0%
AMICAS, Inc.*	390,000	1,840,800
AMN Healthcare Services, Inc.*	162,000	3,032,640
Cross Country Healthcare, Inc.*	152,000	2,942,720
Emdeon Corp.*	246,600	2,663,280
Omnicell, Inc.*	175,000	1,993,250
WebMD Health Corp. - Class A*	60,000	2,498,400
		14,971,090
Total Health Care		20,518,459

Industrials - 12.8%
Airlines - 6.5%
AirTran Holdings, Inc.*	255,000	4,618,050
AMR Corp.*	103,000	2,786,150
Continental Airlines, Inc. - Class B*	88,500	2,380,650
JetBlue Airways Corp.*	224,675	2,408,516
		12,193,366

Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	47,000	1,523,270

Construction & Engineering - 1.1%
Infrasource Services, Inc.*	115,000	1,979,150

Electrical Equipment - 1.9%
Global Power Equipment Group, Inc.*	322,000	1,239,700
Hydrogenics Corp.* (Canada)	275,000	957,000
Plug Power, Inc.*	269,000	1,345,000
		3,541,700

Machinery - 2.5%
AGCO Corp.*	138,000	2,862,120
Gardner Denver, Inc.*	28,000	1,825,600
		4,687,720
Total Industrials		23,925,206

Information Technology - 16.5%
Communications Equipment - 3.8%
Inter-Tel, Inc.	128,000	2,744,320
Ixia*	84,100	1,199,266
Packeteer, Inc.*	269,000	3,120,400
		7,063,986

Electronic Equipment & Instruments - 1.2%
DTS, Inc.*	61,000	1,199,260
Mechanical Technology, Inc.*	274,000	1,027,500
		2,226,760

Internet Software & Services - 1.4%
Blue Coat Systems, Inc.*	125,000	2,717,500

IT Services - 1.7%
The BISYS Group, Inc.*[1]	99,000	1,334,520
MoneyGram International, Inc.	60,000	1,843,200
		3,177,720

Semiconductors & Semiconductor Equipment - 1.9%
Cabot Microelectronics Corp.*	95,000	3,524,500

Software - 6.5%
Borland Software Corp.*	470,000	2,538,000
Kronos, Inc.*	77,000	2,879,030
RADWARE Ltd.* (Israel)	152,000	2,679,760
Take-Two Interactive Software, Inc.*	221,000	4,123,860
		12,220,650
Total Information Technology		30,931,116

Materials - 9.1%
Chemicals - 6.1%
Minerals Technologies, Inc.	93,000	5,432,130
Nalco Holding Co.*	149,000	2,637,300
Senomyx, Inc.*	210,625	3,466,888
		11,536,318

Containers & Packaging - 1.0%
Caraustar Industries, Inc.*	183,000	1,883,070

Paper & Forest Products - 2.0%
Sappi Ltd. - ADR (South Africa)	250,000	3,687,500
Total Materials		17,106,888

Utilities - 5.6%
Electric Utilities - 3.7%
Allegheny Energy, Inc.*	162,000	5,483,700
Westar Energy, Inc.	67,400	1,402,594
		6,886,294

Multi-Utilities - 1.9%
Aquila, Inc.*	902,100	3,599,379
Total Utilities		10,485,673

TOTAL COMMON STOCKS
(Identified Cost $143,730,008)		175,719,461

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Treasury Cash Management - Institutional Shares	4,604,050	4,604,050
U.S. Treasury Bill, 6/22/2006	$8,000,000	7,920,656

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,522,597)		12,524,706

TOTAL INVESTMENTS - 100.6%
(Identified Cost $156,252,605)		188,244,167

LIABILITIES, LESS OTHER ASSETS - (0.6%)		(1,131,077)

NET ASSETS - 100%		$187,113,090

*Non-income producing security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR - American Depository Receipt

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$156,551,102

Unrealized appreciation	$38,030,403
Unrealized depreciation	(6,337,338)

Net unrealized appreciation	$31,693,065

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
World Opportunities Series	Principal Amount	Value

COMMON STOCKS - 95.0%

Consumer Discretionary - 18.7%
Auto Components - 2.1%
Autoliv, Inc. (Sweden)	93,175	$5,271,841

Hotels, Restaurants & Leisure - 3.8%
Club Mediterranee S.A.* (France)	175,000	9,709,617

Household Durables - 2.2%
Sony Corp. - ADR (Japan)	119,000	5,482,330

Media - 5.8%
GCap Media plc (United Kingdom)	993,000	3,950,334
Pearson plc (United Kingdom)	401,000	5,558,995
Reuters Group plc (United Kingdom)	762,025	5,248,817
		14,758,146

Specialty Retail - 4.8%
Douglas Holding AG (Germany)	92,400	4,353,030
Kingfisher plc (United Kingdom)	1,898,925	7,900,642
		12,253,672
Total Consumer Discretionary		47,475,606

Consumer Staples - 18.4%
Beverages - 1.5%
Heineken N.V. (Netherlands)	100,575	3,816,851

Food & Staples Retailing - 3.4%
Carrefour S.A. (France)	161,600	8,596,057

Food Products - 8.7%
Cadbury Schweppes plc (United Kingdom)	466,000	4,630,533
Groupe Danone (France)	21,575	2,642,989
Nestle S.A. (Switzerland)	16,950	5,033,108
Unilever plc - ADR (United Kingdom)	238,249	9,784,886
		22,091,516

Household Products - 2.1%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	312,500	5,335,875

Personal Products - 2.7%
Clarins S.A. (France)	103,044	6,761,057
Total Consumer Staples		46,601,356

Energy - 8.1%
Energy Equipment & Services - 6.2%
Abbot Group plc (United Kingdom)	1,425,550	7,491,294
Compagnie Generale de Geophysique S.A. (CGG)* (France)	57,550	8,367,968
		15,859,262

Oil, Gas & Consumable Fuels - 1.9%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	59,775	4,773,034
Total Energy		20,632,296

Financials - 8.2%
Commercial Banks - 6.2%
ABN AMRO Holding N.V. (Netherlands)	142,000	4,256,782
Barclays plc (United Kingdom)	409,750	4,794,084
Royal Bank of Scotland Group plc (United Kingdom)	203,300	6,614,914
		15,665,780

Insurance - 2.0%
Allianz AG (Germany)	30,725	5,135,415
Total Financials		20,801,195

Health Care - 4.9%
Pharmaceuticals - 4.9%
Novartis AG - ADR (Switzerland)	223,075	12,367,278

Industrials - 12.0%
Aerospace & Defense - 2.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	148,000	5,453,800

Air Freight & Logistics - 4.3%
Deutsche Post AG (Germany)	110,000	2,749,700
TNT N.V. (Netherlands)	232,800	8,059,102
		10,808,802

Electrical Equipment - 4.6%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	463,500	5,816,925
Gamesa Corporacion Tecnologica S.A. (Spain)	301,700	5,801,572
		11,618,497

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	96,625	2,597,280
Total Industrials		30,478,379

Information Technology - 13.3%
Communications Equipment - 7.1%
ECI Telecom Ltd.* (Israel)	249,975	2,832,217
Research In Motion Ltd. (RIM)* (Canada)	91,475	7,764,398
Spirent plc* (United Kingdom)	1,758,900	1,359,722
Tandberg ASA (Norway)	668,500	6,046,472
		18,002,809

Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	226,198	2,275,552

Software - 5.3%
Amdocs Ltd.* (Guernsey)	217,950	7,859,277
Cognos, Inc.* (Canada)	74,150	2,884,435
Misys plc (United Kingdom)	691,800	2,698,025
		13,441,737
Total Information Technology		33,720,098

Materials - 6.8%
Chemicals - 4.4%
Lonza Group AG (Switzerland)	160,925	11,032,493

Paper & Forest Products - 2.4%
Sappi Ltd. - ADR (South Africa)	411,700	6,072,575
Total Materials		17,105,068

Telecommunication Services - 3.5%
Wireless Telecommunication Services - 3.5%
Vodafone Group plc - ADR (United Kingdom)	428,100	8,947,290

Utilities - 1.1%
Electric Utilities - 1.1%
Drax Group plc* (United Kingdom)	210,525	2,827,042

TOTAL COMMON STOCKS
(Identified Cost $199,214,029)		240,955,608

SHORT-TERM INVESTMENTS - 8.5%
Dreyfus Treasury Cash Management - Institutional Shares	5,517,563	5,517,563
Fannie Mae Discount Note, 5/5/2006	$6,000,000	5,973,836
U.S. Treasury Bill, 6/22/2006	10,000,000	9,900,820

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,388,994)		21,392,219

TOTAL INVESTMENTS - 103.5%
(Identified Cost $220,603,023)		262,347,827

LIABILITIES, LESS OTHER ASSETS - (3.5%)		(8,760,161)

NET ASSETS - 100%		$253,587,666

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 28.3%; France - 14.2%; Switzerland - 13.5%.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$220,603,023

Unrealized appreciation	$43,555,889
Unrealized depreciation	(1,811,085)

Net unrealized appreciation	$41,744,804

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Shares/
International Series	Principal Amount	Value

COMMON STOCKS - 93.8%

Consumer Discretionary - 10.8%
Auto Components - 0.2%
Michelin (CGDE) - B (France)	8,413	$528,559

Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (Germany)	38,200	2,106,048

Leisure Equipment & Products - 1.5%
Sega Sammy Holdings, Inc. (Japan)	83,100	3,375,408

Media - 2.8%
Impresa S.A. (SGPS)* (Portugal)	264,000	1,749,785
Reed Elsevier plc - ADR (United Kingdom)	33,600	1,288,224
Wolters Kluwer N.V. (Netherlands)	128,000	3,191,896
		6,229,905

Multiline Retail - 1.7%
Don Quijote Co. Ltd. (Japan)	18,600	1,405,116
PPR S.A. (France)	18,300	2,209,641
		3,614,757

Specialty Retail - 2.1%
Douglas Holding AG (Germany)	45,900	2,162,382
KOMERI Co. Ltd. (Japan)	67,000	2,505,099
		4,667,481

Textiles, Apparel & Luxury Goods - 1.5%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	32,320	3,168,205
Total Consumer Discretionary		23,690,363

Consumer Staples - 12.6%
Beverages - 2.2%
Diageo plc (United Kingdom)	76,000	1,196,824
Kirin Brewery Co. Ltd. (Japan)	173,000	2,355,082
Scottish & Newcastle plc (United Kingdom)	135,000	1,219,512
		4,771,418

Food & Staples Retailing - 3.8%
Carrefour S.A. (France)	38,832	2,065,607
FamilyMart Co. Ltd. (Japan)	55,000	1,724,592
Metro AG (Germany)	41,700	2,141,364
President Chain Store Corp. (Taiwan)	495,000	1,047,441
Tesco plc (United Kingdom)	220,000	1,261,205
		8,240,209

Food Products - 3.4%
Cadbury Schweppes plc (United Kingdom)	120,000	1,192,412
Groupe Danone (France)	15,976	1,957,098
Suedzucker AG (Germany)	72,400	1,876,475
Unilever plc - ADR (United Kingdom)	60,000	2,464,200
		7,490,185

Household Products - 2.1%
Hindustan Lever Ltd. (India)	344,000	2,103,597
Kao Corp. (Japan)	47,000	1,238,103
Reckitt Benckiser plc (United Kingdom)	38,500	1,355,031
		4,696,731

Personal Products - 1.1%
Clarins S.A. (France)	35,777	2,347,447
Total Consumer Staples		27,545,990

Energy - 6.6%
Energy Equipment & Services - 1.2%
SapuraCrest Petroleum Berhad (Malaysia)	3,416,000	723,631
Scomi Group Berhad (Malaysia)	5,742,000	1,902,512
		2,626,143

Oil, Gas & Consumable Fuels - 5.4%
BP plc (United Kingdom)	114,000	1,309,047
Eni S.p.A. (Italy)	219,554	6,246,444
Royal Dutch Shell plc - Class B (United Kingdom)	41,663	1,354,894
Total S.A. (France)	11,290	2,978,145
		11,888,530
Total Energy		14,514,673

Financials - 30.5%
Capital Markets - 5.2%
Daiwa Securities Group, Inc. (Japan)	194,000	2,603,042
Deutsche Bank AG (Germany)	64,800	7,392,456
Nomura Holdings, Inc. (Japan)	63,000	1,405,294
		11,400,792

Commercial Banks - 15.5%
Aareal Bank AG* (Germany)	47,500	2,203,226
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,018,727
Bank Handlowy w Warszawie S.A. (Poland)	24,000	538,117
BNP Paribas S.A. (France)	26,000	2,414,788
The Chugoku Bank Ltd. (Japan)	137,000	2,096,677
Commerzbank AG (Germany)	169,000	6,724,860
Credit Agricole S.A. (France)	57,900	2,252,746
The Hachijuni Bank Ltd. (Japan)	244,000	1,963,528
Hana Financial Group, Inc. (South Korea)	224	10,608
Hong Leong Bank Berhad (Malaysia)	560,000	775,644
Mitsubishi UFJ Financial Group, Inc. (Japan)	170	2,600,272
PT Bank Central Asia Tbk (Indonesia)	2,717,000	1,250,383
PT Bank Mandiri (Indonesia)	5,943,000	1,107,106
SanPaolo IMI S.p.A. (Italy)	51,300	918,103
Societe Generale (France)	11,312	1,701,001
The Sumitomo Trust and Banking Co. Ltd. (Japan)	247,000	2,858,719
UniCredito Italiano S.p.A. (Italy)	489,000	3,534,376
		33,968,881

Consumer Finance - 0.5%
Takefuji Corp. (Japan)	16,050	1,010,626

Diversified Financial Services - 1.5%
ING Groep N.V. (Netherlands)	80,000	3,160,101

Insurance - 7.8%
Allianz AG (Germany)	32,620	5,452,147
Assicurazioni Generali S.p.A. (Italy)	85,804	3,231,335
Axa (France)	110,292	3,870,223
Muenchener Rueckver AG (Germany)	32,400	4,597,220
		17,150,925
Total Financials		66,691,325

Health Care - 3.6%
Pharmaceuticals - 3.6%
AstraZeneca plc (United Kingdom)	22,300	1,123,445
GlaxoSmithKline plc (United Kingdom)	48,000	1,254,951
Sanofi-Aventis (France)	21,083	2,005,374
Shire plc (United Kingdom)	115,000	1,765,035
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,596,533
Total Health Care		7,745,338

Industrials - 10.3%
Airlines - 1.3%
Deutsche Lufthansa AG (Germany)	164,800	2,947,386

Commercial Services & Supplies - 0.4%
Taiwan Secom (Taiwan)	621,000	938,616

Construction & Engineering - 1.2%
Hochtief AG (Germany)	44,500	2,522,398

Electrical Equipment - 0.5%
Teco Electric & Machinery Co. Ltd.* (Taiwan)	3,280,000	1,011,752

Industrial Conglomerates - 3.7%
Siemens AG (Germany)	66,525	6,201,176
Sonae S.A. (SGPS) (Portugal)	1,200,000	1,962,946
		8,164,122

Machinery - 3.2%
FANUC Ltd. (Japan)	15,500	1,492,310
MAN AG (Germany)	79,000	5,494,553
		6,986,863
Total Industrials		22,571,137

Information Technology - 6.3%
Communications Equipment - 0.7%
D-Link Corp. (Taiwan)	860,000	908,572
Zyxel Communications Corp. (Taiwan)	434,340	727,495
		1,636,067

Computers & Peripherals - 0.4%
BenQ Corp. (Taiwan)	1,060,000	881,181

Electronic Equipment & Instruments - 1.1%
KEYENCE Corp. (Japan)	4,950	1,287,135
Yageo Corp.* (Taiwan)	2,690,000	1,033,052
		2,320,187

Office Electronics - 0.6%
Canon, Inc. (Japan)	20,000	1,323,929

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	210,000	2,112,600

Software - 2.5%
SAP AG (Germany)	25,350	5,507,464
Total Information Technology		13,781,428

Materials - 5.7%
Chemicals - 4.9%
Air Liquide S.A. (France)	12,258	2,551,739
Bayer AG (Germany)	107,350	4,305,499
Degussa AG (Germany)	38,200	2,129,191
Lanxess* (Germany)	43,875	1,653,905
		10,640,334

Construction Materials - 0.5%
Taiwan Cement Corp. (Taiwan)	1,466,000	1,130,510

Paper & Forest Products - 0.3%
Sonae Industria S.A. (SGPS)* (Portugal)	81,355	759,047
Total Materials		12,529,891

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.4%
France Telecom S.A. - ADR (France)	31,000	696,880
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,151,735
Swisscom AG - ADR (Switzerland)	26,900	870,484
Telefonica S.A. - ADR (Spain)	18,250	857,203
Telekomunikacja Polska S.A. (Poland)	64,000	437,421
Telenor ASA - ADR (Norway)	36,250	1,175,225
		5,188,948

Wireless Telecommunication Services - 0.5%
Maxis Communications Berhad (Malaysia)	500,000	1,181,391
Total Telecommunication Services		6,370,339

Utilities - 4.5%
Electric Utilities - 3.2%
E.ON AG (Germany)	63,837	7,027,338

Gas Utilities - 0.5%
Gail India Ltd. (India)	160,000	1,145,683

Multi-Utilities - 0.8%
Suez S.A. (France)	43,340	1,707,784
Total Utilities		9,880,805

TOTAL COMMON STOCKS
(Identified Cost $126,887,344)		205,321,289

SHORT-TERM INVESTMENTS - 6.3%
Dreyfus Treasury Cash Management - Institutional Shares	7,829,287	7,829,287
U.S. Treasury Bill, 6/22/2006	$6,000,000	5,940,492

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,768,197)		13,769,779

TOTAL INVESTMENTS - 100.1%
(Identified Cost $140,655,541)		219,091,068

LIABILITIES, LESS OTHER ASSETS - (0.1%)		(267,946)

NET ASSETS - 100%		$218,823,122

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 33.1%; Japan - 15.0%; France - 14.8%.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$140,826,861

Unrealized appreciation	$79,017,439
Unrealized depreciation	(753,232)

Net unrealized appreciation	$78,264,207

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)
	Credit
	Rating[1]	Principal Amount/
Core Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 39.8%
Consumer Discretionary - 7.8%
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp., 2.00%, 4/15/2021	A3	$225,000	$277,031

Media - 4.4%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	440,000	456,328
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	Baa2	435,000	452,186
Tribune Co., 4.875%, 8/15/2010	A3	235,000	225,926
The Walt Disney Co., 6.375%, 3/1/2012	A3	215,000	223,494
			1,357,934

Multiline Retail - 1.5%
Target Corp., 5.875%, 3/1/2012	A2	440,000	450,700

Specialty Retail - 1.0%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A2	270,000	298,625
Total Consumer Discretionary			2,384,290

Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	224,916

Energy - 1.5%
Energy Equipment & Services - 1.0%
Cooper Cameron Corp., 1.50%, 5/15/2024	Baa1	115,000	157,981
Schlumberger Ltd., 1.50%, 6/1/2023	A1	90,000	158,400
			316,381

Oil, Gas & Consumable Fuels - 0.5%
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada)	Baa1	140,000	147,515
Total Energy			463,896

Financials - 10.7%
Capital Markets - 2.2%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011	Aa3	215,000	226,956
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	215,000	226,189
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	Aa3	225,000	229,015
			682,160

Commercial Banks - 5.9%
Bank of America Corp., 7.40%, 1/15/2011	Aa3	485,000	524,200
PNC Funding Corp., 7.50%, 11/1/2009	A3	285,000	304,274
U.S. Bancorp[3], 3.09%, 8/21/2035	Aa2	455,000	452,156
Wachovia Corp., 5.25%, 8/1/2014	A1	540,000	524,028
			1,804,658

Diversified Financial Services - 0.8%
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	235,000	224,919

Insurance - 1.8%
American International Group, Inc., 4.25%, 5/15/2013	Aa2	605,000	559,442
Total Financials			3,271,179

Health Care - 1.5%
Pharmaceuticals - 1.5%
Abbott Laboratories, 3.50%, 2/17/2009	A1	240,000	228,823
Wyeth[2], 5.50%, 3/15/2013	Baa1	230,000	227,389
Total Health Care			456,212

Industrials - 7.7%
Aerospace & Defense - 1.0%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	285,000	299,943

Air Freight & Logistics - 0.6%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	199,507

Airlines - 1.5%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	454,749

Industrial Conglomerates - 1.9%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	525,000	584,629

Machinery - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	210,000	225,172

Road & Rail - 2.0%
CSX Corp., 6.75%, 3/15/2011	Baa2	285,000	299,349
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	290,000	302,256
			601,605
Total Industrials			2,365,605

Information Technology - 2.0%
Communications Equipment - 2.0%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	180,000	178,464
Corning, Inc., 5.90%, 3/15/2014	Baa3	455,000	449,305
Total Information Technology			627,769

Materials - 0.8%
Metals & Mining - 0.8%
Alcoa, Inc., 7.375%, 8/1/2010	A2	225,000	241,098

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A3	455,000	455,051

Utilities - 5.6%
Electric Utilities - 2.9%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	305,000	302,420
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	373,214
TXU Energy Co., 7.00%, 3/15/2013	Baa2	215,000	223,937
			899,571

Multi-Utilities - 2.7%
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	280,000	303,927
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	226,807
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	290,306
			821,040
Total Utilities			1,720,611

TOTAL CORPORATE BONDS
(Identified Cost $12,607,410)			12,210,627

U.S. GOVERNMENT AGENCIES - 51.7%
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		474,538	471,820
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		451,844	461,032
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		253,812	234,207
Fannie Mae, TBA[4], 5.00%, 4/15/2021		774,000	754,408
Fannie Mae, TBA[4], 4.50%, 5/15/2021		1,022,000	976,329
Fannie Mae, TBA[4], 5.50%, 4/15/2036		2,594,000	2,531,583
Fannie Mae, TBA[4], 6.00%, 4/15/2036		1,106,000	1,105,655
Fannie Mae, TBA[4], 5.00%, 6/15/2036		1,823,000	1,733,560
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		95,818	93,681
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		406,439	403,809
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		185,105	188,707
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		102,127	104,202
Federal Home Loan Mortgage Corp., TBA[4], 4.50%, 5/15/2021		1,072,000	1,022,420
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 4/15/2021		648,000	631,395
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 4/15/2036		1,166,000	1,109,157
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 6/15/2036		1,572,000	1,531,717
Federal Home Loan Mortgage Corp., TBA[4], 6.00%, 4/15/2036		605,000	605,189
GNMA, Pool #487193, 5.00%, 4/15/2020		117,142	115,152
GNMA, Pool #563559, 6.50%, 4/15/2032		87,261	90,486
GNMA, Pool #631703, 6.50%, 9/15/2034		127,246	131,906
GNMA, TBA[4], 6.00%, 4/15/2036		444,000	448,995
GNMA, TBA[4], 5.50%, 5/15/2036		745,000	736,851
GNMA, TBA[4], 5.00%, 6/15/2036		380,000	367,650

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $16,071,564)			15,849,911

SHORT-TERM INVESTMENTS - 52.9%
Dreyfus Treasury Cash Management - Institutional Shares		768,892	768,892
Fannie Mae Discount Note, 4/11/2006		$610,000	609,244
Fannie Mae Discount Note, 4/12/2006		1,200,000	1,198,304
Fannie Mae Discount Note, 5/15/2006		500,000	497,160
Federal Home Loan Bank Discount Note, 4/19/2006		500,000	498,880
Federal Home Loan Bank Discount Note, 5/10/2006		2,000,000	1,990,260
Federal Home Loan Bank Discount Note, 5/23/2006		1,100,000	1,092,497
Federal Home Loan Bank Discount Note, 6/14/2006		400,000	396,200
Freddie Mac Discount Note, 4/11/2006		6,000,000	5,991,958
Freddie Mac Discount Note, 6/12/2006		3,200,000	3,170,445

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,214,938)			16,213,840

TOTAL INVESTMENTS - 144.4%
(Identified Cost $44,893,912)			44,274,378

LIABILITIES, LESS OTHER ASSETS - (44.4%)			(13,604,453)

NET ASSETS - 100%			$30,669,925

1Credit ratings from Moody's (unaudited).
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of March 31, 2006.
3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2006.
4Security purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$44,893,912

Unrealized appreciation	$18,693
Unrealized depreciation	(638,227)

Net unrealized depreciation	$(619,534)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)
	Credit
	Rating[1]	Principal Amount/
Core Plus Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 37.75%
Consumer Discretionary - 10.35%
Automobiles - 3.54%
General Motors Acceptance Corp., 4.50%, 7/15/2006	Ba1	$1,705,000	$1,690,368
General Motors Acceptance Corp., 6.125%, 9/15/2006	Ba1	5,060,000	5,036,658
			6,727,026

Hotels, Restaurants & Leisure - 0.45%
Carnival Corp., 2.00%, 4/15/2021	A3	690,000	849,563

Leisure Equipment & Products - 1.00%
Eastman Kodak Co., 6.375%, 6/15/2006	B2	1,895,000	1,895,809

Media - 3.42%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	2,725,000	2,826,122
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	Baa2	2,345,000	2,437,646
The Walt Disney Co., 6.375%, 3/1/2012	A3	1,180,000	1,226,619
			6,490,387

Multiline Retail - 1.09%
Target Corp., 5.875%, 3/1/2012	A2	2,020,000	2,069,122

Specialty Retail - 0.85%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A2	1,470,000	1,625,846
Total Consumer Discretionary			19,657,753

Consumer Staples - 0.87%
Food & Staples Retailing - 0.85%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	810,745
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	807,472
			1,618,217

Household Products - 0.02%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	23,867
Total Consumer Staples			1,642,084

Energy - 1.90%
Energy Equipment & Services - 1.02%
Cooper Cameron Corp., 1.50%, 5/15/2024	Baa1	350,000	480,813
Pride International, Inc., 3.25%, 5/1/2033	BB2	345,000	458,850
Schlumberger Ltd., 1.50%, 6/1/2023	A1	560,000	985,600
			1,925,263

Oil, Gas & Consumable Fuels - 0.88%
Amerada Hess Corp., 6.65%, 8/15/2011	Ba1	1,560,000	1,631,610
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada)	Baa1	40,000	42,147
			1,673,757
Total Energy			3,599,020

Financials - 9.37%
Capital Markets - 1.93%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011	Aa3	1,155,000	1,219,230
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	1,155,000	1,215,106
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	Aa3	1,210,000	1,231,592
			3,665,928

Commercial Banks - 5.90%
Bank of America Corp., 7.40%, 1/15/2011	Aa3	2,975,000	3,215,454
PNC Funding Corp., 7.50%, 11/1/2009	A3	1,530,000	1,633,471
U.S. Bancorp[3], 3.09%, 8/21/2035	Aa2	3,045,000	3,025,969
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	88,592
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,241,213
			11,204,699

Diversified Financial Services - 0.64%
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	1,280,000	1,225,088

Insurance - 0.90%
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,701,444
Total Financials			17,797,159

Health Care - 1.54%
Pharmaceuticals - 1.54%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,244,224
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	461,700
Wyeth[4], 5.50%, 3/15/2013	Baa1	1,240,000	1,225,924
Total Health Care			2,931,848

Industrials - 6.78%
Aerospace & Defense - 0.65%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,236,605

Air Freight & Logistics - 0.66%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,244,543

Airlines - 1.81%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa1	1,000,000	926,250
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,517,875
			3,444,125

Industrial Conglomerates - 1.71%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	2,920,000	3,251,651

Machinery - 0.64%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	1,125,000	1,206,278

Road & Rail - 1.31%
CSX Corp., 6.75%, 3/15/2011	Baa2	1,585,000	1,664,800
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	785,000	818,176
			2,482,976
Total Industrials			12,866,178

Information Technology - 2.27%
Communications Equipment - 2.27%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	775,000	768,386
Corning, Inc., 5.90%, 3/15/2014	Baa3	2,615,000	2,582,271
Juniper Networks, Inc., 6/15/2008	BB2	890,000	956,750
Total Information Technology			4,307,407

Materials - 0.85%
Metals & Mining - 0.85%
Alcoa, Inc., 7.375%, 8/1/2010	A2	1,505,000	1,612,678

Telecommunication Services - 0.89%
Diversified Telecommunication Services - 0.89%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A3	1,695,000	1,695,188

Utilities - 2.93%
Electric Utilities - 2.43%
Allegheny Energy Supply Co. LLC[5], 8.25%, 4/15/2012	Ba3	1,180,000	1,293,575
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	1,275,000	1,264,216
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	857,835
TXU Energy Co., 7.00%, 3/15/2013	Baa2	1,155,000	1,203,010
			4,618,636

Multi-Utilities - 0.50%
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	30,000	32,564
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	32,401
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	885,806
			950,771
Total Utilities			5,569,407

TOTAL CORPORATE BONDS
(Identified Cost $73,663,197)			71,678,722

U.S. GOVERNMENT AGENCIES - 51.63%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		12,788	12,759
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		14,434	14,401
Fannie Mae, Pool #50972, 5.50%, 1/1/2009		13,012	12,982
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		161,968	161,150
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		651,214	647,924
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		51,120	50,848
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		622,804	619,485
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		140,940	140,133
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		736,971	733,044
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		761,424	777,628
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		103,077	105,270
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		56,275	57,473
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		84,977	86,705
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		83,533	85,231
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		193,299	197,631
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		878,536	896,401
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		76,581	78,139
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		78,556	80,154
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		571,351	582,969
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		447,626	413,050
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		233,231	215,215
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		985,398	909,283
Fannie Mae, TBA[6], 5.00%, 4/15/2021		4,834,000	4,711,642
Fannie Mae, TBA[6], 4.50%, 5/15/2021		6,157,000	5,881,856
Fannie Mae, TBA[6], 5.50%, 4/15/2036		15,905,000	15,522,294
Fannie Mae, TBA[6], 6.00%, 4/15/2036		6,781,000	6,778,884
Fannie Mae, TBA[6], 5.00%, 6/15/2036		11,108,000	10,563,019
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		635,883	621,698
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		21,269	21,187
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		90,811	90,285
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		532,407	529,141
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		260,496	258,898
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		171,919	170,807
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		1,425,257	1,416,035
Federal Home Loan Mortgage Corp., Pool #815122, 5.50%, 4/1/2020		186,125	185,052
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		16,197	16,512
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		797,055	812,566
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		705,843	721,050
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		578,722	590,479
Federal Home Loan Mortgage Corp., TBA[6], 5.00%, 4/15/2021		4,046,000	3,942,321
Federal Home Loan Mortgage Corp., TBA[6], 4.50%, 5/15/2021		6,458,000	6,159,317
Federal Home Loan Mortgage Corp., TBA[6], 5.00%, 4/15/2036		7,149,000	6,800,486
Federal Home Loan Mortgage Corp., TBA[6], 6.00%, 4/15/2036		3,689,000	3,690,151
Federal Home Loan Mortgage Corp., TBA[6], 5.50%, 6/15/2036		9,577,000	9,331,589
GNMA, Pool #487193, 5.00%, 4/15/2020		763,616	750,646
GNMA, Pool #563559, 6.50%, 4/15/2032		904,584	938,019
GNMA, Pool #552765, 6.50%, 9/15/2032		1,066,912	1,106,347
GNMA, TBA[6], 6.00%, 4/15/2036		2,838,000	2,869,927
GNMA, TBA[6], 5.50%, 5/15/2036		4,505,000	4,455,724
GNMA, TBA[6], 5.00%, 6/15/2036		2,315,000	2,239,762

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $99,421,436)			98,053,569

SHORT-TERM INVESTMENTS - 54.12%
Dreyfus Treasury Cash Management - Institutional Shares		6,306,876	6,306,876
Fannie Mae Discount Note, 4/11/2006		$3,600,000	3,595,540
Fannie Mae Discount Note, 4/12/2006		7,000,000	6,990,104
Fannie Mae Discount Note, 4/19/2006		2,000,000	1,995,571
Fannie Mae Discount Note, 5/15/2006		17,000,000	16,903,435
Fannie Mae Discount Note, 6/12/2006		11,500,000	11,393,786
Federal Home Loan Bank Discount Note, 6/14/2006		3,800,000	3,763,900
Freddie Mac Discount Note, 4/11/2006		35,000,000	34,953,086
Freddie Mac Discount Note, 4/18/2006		3,000,000	2,993,376
Freddie Mac Discount Note, 4/25/2006		3,000,000	2,990,680
Freddie Mac Discount Note, 6/12/2006		11,000,000	10,898,404

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $102,792,373)			102,784,758

TOTAL INVESTMENTS - 143.50%
(Identified Cost $275,877,006)			272,517,049

LIABILITIES, LESS OTHER ASSETS - (43.50%)			(82,613,066)

NET ASSETS - 100%			$189,903,983

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2006.
4The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of March 31, 2006.
5Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $1,293,575, or 0.7%, of the Series' net assets as of March 31, 2006.
6Security purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$275,877,006

Unrealized appreciation	$155,073
Unrealized depreciation	(3,515,030)

Net unrealized depreciation	$(3,359,957)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
Ohio Tax Exempt Series	(unaudited)	Shares	Value
OHIO MUNICIPAL SECURITIES - 96.1%

Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010	Aaa	$200,000	$208,846
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.75%, 12/1/2014	Aaa	500,000	543,920
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014	Aaa	50,000	53,272
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA, 4.50%, 12/1/2029	Aaa	200,000	196,726
Canal Winchester Local School District, G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	355,000	371,997
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond, 5.55%, 12/1/2022	Aa3	100,000	104,130
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009	Aaa	125,000	126,411
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011	Aa1	200,000	212,258
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond, 5.125%, 12/1/2026	Aa3	200,000	210,056
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	110,000	113,598
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	155,000	158,556
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	200,000	208,764
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	100,000	104,382
Dublin City School District, School Facilities Construction & Impt., G.O. Bond, 5.375%, 12/1/2017	Aa1	350,000	377,303
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	200,000	207,068
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019	Aaa	175,000	178,447
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023	Aaa	465,000	449,808
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018	Aa3	250,000	261,905
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC, 5.00%, 12/1/2026	Aaa	200,000	209,422
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026	Aaa	250,000	257,862
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.40%, 12/1/2027	Aaa	150,000	160,389
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC, 4.125%, 12/1/2023	Aaa	450,000	424,575
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC, 5.625%, 12/1/2025	Aaa	235,000	256,298
Hancock County, Various Purposes, G.O. Bond, MBIA, 4.00%, 12/1/2016	Aaa	200,000	196,952
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009	Aaa	190,000	198,474
Hilliard School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020	Aaa	225,000	229,419
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC, 3.50%, 12/1/2011	Aaa	210,000	206,944
Jackson Local School District, Stark & Summit Counties, Construction & Impt., G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	200,000	207,452
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA, 5.00%, 12/1/2007	Aaa	500,000	511,445
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	250,000	262,547
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025	Aaa	400,000	408,240
Loveland City School District, Prerefunded Balance, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024	Aaa	200,000	210,718
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA, 5.75%, 12/1/2022	Aaa	250,000	269,708
Marysville Exempt Village School District, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	500,000	525,395
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018	Aaa	375,000	368,445
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.60%, 12/1/2031	Aaa	260,000	258,047
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018	Aaa	150,000	154,217
Mentor, Prerefunded Balance, G.O. Bond, 5.25%, 12/1/2017	Aa2	100,000	102,924
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018	AAA[2]	250,000	248,053
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA, 5.75%, 12/1/2022	Aaa	205,000	226,603
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	45,000	47,858
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	270,000	280,306
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	95,000	101,033
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	130,000	134,094
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016	Aaa	125,000	128,670
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006	Aaa	65,000	65,873
Ohio State Common Schools, G.O. Bond, Series B, 5.00%, 3/15/2012	Aa1	300,000	318,330
Ohio State Common Schools Capital Facilities, Prerefunded Balance, G.O. Bond, Series A, 4.75%, 6/15/2020	Aa1	250,000	260,223
Ohio State Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010	Aa1	50,000	51,533
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA, 5.125%, 12/1/2023	Aaa	300,000	312,087
Ohio State Water Development Authority, Pollution Control, Revenue Bond, 5.25%, 12/1/2015	Aaa	200,000	219,246
Ohio State Water Development Authority, Pure Water, Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016	Aaa	40,000	44,607
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	350,000	365,337
Orange City School District, G.O. Bond, 5.00%, 12/1/2023	Aaa	305,000	316,843
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025	Aaa	170,000	169,332
Pickerington Locl School District, G.O. Bond, MBIA, 4.30%, 12/1/2024	Aaa	300,000	289,812
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	140,000	144,845
Sidney City School District, School Impt., G.O. Bond, Series B, FGIC, 5.10%, 12/1/2019	Aaa	150,000	158,682
South-Western City School District, Franklin & Pickway County, G.O. Bond, AMBAC, 4.75%, 12/1/2026	Aaa	175,000	176,631
Springboro Community City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	280,000	292,186
Tallmadge City School District, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031	AAA[2]	200,000	208,042
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027	Aaa	195,000	198,596
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014	Aaa	250,000	248,775
Twinsburg Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021	Aaa	325,000	336,466
Upper Arlington City School District, Capital Appreciation, Prerefunded Balance, G.O. Bond, MBIA, 5.25%, 12/1/2022	Aaa	255,000	260,424
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016	Aaa	300,000	319,830
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020	Aaa	500,000	524,405
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015	Aaa	235,000	250,691
Washington Court House City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	500,000	522,985
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027	Aaa	200,000	205,202
Wood County, G.O. Bond, 5.40%, 12/1/2013	Aa3	50,000	50,055
Wyoming City School District, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027	Aaa	300,000	314,280

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $17,002,249)			17,298,855

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus Municipal Reserves - Class R
(Identified Cost $475,696)		475,696	475,696

TOTAL INVESTMENTS - 98.7%
(Identified Cost $17,477,945)			17,774,551

OTHER ASSETS, LESS LIABILITIES - 1.3%			231,941

NET ASSETS - 100%			$18,006,492

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited)
2Credit ratings from S&P (unaudited)

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 30.3%; MBIA - 24.9%; FSA - 20.5%.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$17,452,757

Unrealized appreciation	$433,038
Unrealized depreciation	(111,244)

Net unrealized appreciation	$321,794

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
New York Tax Exempt Series	(unaudited)	Shares	Value
NEW YORK MUNICIPAL SECURITIES - 96.9%

Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007	Aaa	$200,000	$201,966
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024	Aaa	845,000	856,982
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025	Aaa	365,000	369,223
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006	Aaa	385,000	387,768
Bayport-Blue Point Union Free School District, G.O. Bond, FGIC, 5.60%, 6/15/2012	Aaa	250,000	255,955
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019	Aaa	500,000	534,530
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012	Aaa	250,000	255,770
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023	Aaa	900,000	856,017
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024	Aaa	815,000	768,773
Broome County, Public Safety Facility, Certificate of Participation, MBIA, 5.00%, 4/1/2006	Aaa	250,000	250,012
Buffalo, Prerefunded Balance, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010	Aaa	250,000	258,355
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Revenue Bond, Series B, MBIA, 5.00%, 9/1/2016	Aaa	525,000	560,317
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028	Aaa	750,000	780,037
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007	Aaa	300,000	305,634
Chautauqua County, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 12/15/2018	Aaa	485,000	498,260
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013	Aaa	500,000	532,625
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008	Aaa	100,000	101,562
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011	Aaa	200,000	202,662
Dutchess County New York, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	675,000	672,698
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011	Aaa	300,000	303,924
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011	Aaa	385,000	391,318
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009	Aaa	210,000	214,483
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011	Aaa	700,000	728,315
Erie County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009	Aaa	100,000	100,911
Erie County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025	Aaa	400,000	403,644
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	500,000	530,065
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016	Aaa	550,000	566,544
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019	Aaa	500,000	527,980
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021	Aaa	520,000	544,461
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014	Aaa	540,000	540,545
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018	Aaa	180,000	183,670
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014	Aaa	600,000	624,264
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010	Aaa	165,000	169,339
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009	Aaa	45,000	45,414
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015	Aaa	1,555,000	1,662,668
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009	Aaa	420,000	446,611
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024	Aaa	500,000	484,550
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028	Aaa	1,000,000	969,110
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030	Aaa	985,000	948,604
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008	Aaa	350,000	322,861
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2019	Aaa	1,000,000	1,060,490
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017	Aaa	250,000	262,185
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018	Aaa	250,000	262,185
Metropolitan Transportation Authority, Revenue Bond, Series A, FGIC, 5.00%, 11/15/2025	Aaa	1,500,000	1,557,180
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A, MBIA, 5.00%, 11/15/2030	Aaa	750,000	773,835
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Revenue Bond, Series B, AMBAC, 5.00%, 7/1/2018	Aaa	1,500,000	1,596,090
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017	Baa1	320,000	325,504
Monroe County, Public Impt., G.O. Bond, AMBAC, 4.125%, 6/1/2020	Aaa	1,000,000	984,660
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019	Aa3	1,700,000	1,759,772
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013	Aaa	790,000	801,431
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA, 5.35%, 7/1/2008	Aaa	1,500,000	1,554,180
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014	Aaa	500,000	530,190
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%, 11/1/2014	Aaa	335,000	345,037
Nassau County, General Impt., G.O. Bond, Series V, AMBAC, 5.25%, 3/1/2015	Aaa	385,000	398,533
Nassau County Interim Financial Authority, Sales Tax Secured, Revenue Bond, Series A, AMBAC, 4.75%, 11/15/2023	Aaa	1,000,000	1,022,410
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2023	Aaa	200,000	193,284
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2024	Aaa	250,000	239,650
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028	Aaa	1,900,000	1,951,870
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020	Aaa	1,000,000	1,058,540
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	770,685
New York City, G.O. Bond, Series A, CIFG, 5.00%, 8/1/2024	Aaa	1,000,000	1,042,350
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series B, FGIC, 5.125%, 6/15/2030	Aaa	2,000,000	2,048,740
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035	Aaa	750,000	773,272
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series D, AMBAC, 4.50%, 6/15/2036	Aaa	500,000	485,495
New York City Transitional Finance Authority, Prerefunded Balance, Revenue Bond, Series A, 5.50%, 2/15/2011	Aa1	1,000,000	1,074,890
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013	Aa3	475,000	491,691
New York State, Prerefunded Balance, G.O. Bond, Series B, 5.125%, 3/1/2018	Aa3	1,000,000	1,038,120
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012	AAA[2]	700,000	744,667
New York State, Prerefunded Balance, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015	Aaa	500,000	520,280
New York State Dormitory Authority, Columbia University, Revenue Bond, Series A, 5.00%, 7/1/2025	Aaa	500,000	518,830
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA, 5.00%, 6/15/2021	Aaa	600,000	625,332
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, Series B, 5.00%, 6/15/2027	Aaa	1,000,000	1,032,760
New York State Environmental Facilities Corp., Personal Income Tax, Revenue Bond, Series A, 5.00%, 12/15/2019	AAA[2]	750,000	793,088
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series B, 6.65%, 9/15/2013	Aaa	250,000	251,298
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012	Aaa	200,000	204,964
New York State Environmental Facilities Corp., Pollution Control, Prerefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007	Aaa	135,000	138,009
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007	Aaa	115,000	116,393
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014	Aaa	440,000	472,569
New York State Environmental Facilities Corp., Pollution Control, Prerefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015	Aaa	225,000	230,265
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015	Aaa	25,000	25,575
New York State Housing Finance Agency, State University Construction, Revenue Bond, Series A, 8.00%, 5/1/2011	Aaa	250,000	281,713
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015	Aaa	320,000	349,043
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017	Aaa	555,000	575,241
New York State Thruway Authority, Revenue Bond, Series F, AMBAC, 5.00%, 1/1/2026	Aaa	340,000	354,661
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016	Aaa	300,000	322,641
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011	Aaa	1,000,000	1,066,870
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020	Aaa	750,000	786,255
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, FSA, 5.00%, 3/15/2014	Aaa	500,000	530,775
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016	Aaa	300,000	315,894
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022	Aaa	400,000	409,640
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond, Series A, FSA, 5.25%, 1/1/2014	Aaa	500,000	535,800
Niagara Falls City School District, G.O. Bond, FSA, 4.375%, 9/15/2029	AAA[2]	885,000	857,211
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011	Aaa	400,000	401,780
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023	Aaa	1,000,000	1,029,930
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010	Aaa	250,000	262,548
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019	Aaa	595,000	626,767
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012	Aaa	805,000	791,645
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018	Aaa	880,000	938,837
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021	Aaa	850,000	899,241
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022	Aaa	450,000	475,205
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014	Aaa	1,180,000	1,199,741
Rochester, G.O. Bond, AMBAC, 4.70%, 8/15/2006	Aaa	10,000	10,046
Rochester, Unrefunded Balance, G.O. Bond, AMBAC, 4.70%, 8/15/2006	Aaa	240,000	241,075
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020	Aaa	250,000	270,560
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022	Aaa	95,000	103,221
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020	Aaa	500,000	535,535
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011	Aaa	250,000	258,130
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020	Aaa	1,025,000	1,091,389
South Glens Falls Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	605,000	641,917
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	95,000	100,551
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016	Aaa	325,000	340,922
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017	Aaa	100,000	105,122
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006	Aaa	500,000	500,958
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019	Aaa	895,000	926,844
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017	Aaa	400,000	414,480
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	55,000	57,390
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	195,000	203,391
Suffolk County Water Authority, Revenue Bond, MBIA, 4.50%, 6/1/2027	Aaa	1,160,000	1,152,100
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013	Aaa	330,000	330,399
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017	Aaa	700,000	754,635
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018	Aaa	850,000	919,717
Three Village Central School District, G.O. Bond, FSA, 5.375%, 6/15/2007	Aaa	230,000	235,463
Tompkins County, Public Impt., G.O. Bond, Series B, 5.10%, 4/1/2020	Aa2	400,000	408,000
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond, Series B, 5.00%, 11/15/2020	Aa2	750,000	784,080
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019	Aaa	300,000	316,320
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	1,695,000	1,803,582
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	305,000	313,250
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC, 5.00%, 11/15/2032	Aaa	1,000,000	1,034,520
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018	Aaa	575,000	619,321
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022	Aaa	380,000	409,625
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024	Aaa	500,000	482,110
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011	Aaa	300,000	316,872
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008	Aaa	60,000	60,835
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008	AAA[2]	5,000	5,061
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009	Aaa	65,000	65,904
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009	AAA[2]	5,000	5,061
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011	Aaa	15,000	15,423
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015	Aaa	1,000,000	972,330
Western Nassau County Water Authority, Water Systems, Prerefunded Balance, Revenue Bond, AMBAC, 5.65%, 5/1/2026	Aaa	350,000	357,613
Westhampton Beach Union Free School District, G.O. Bond, MBIA, 4.00%, 7/15/2018	Aaa	726,000	712,816
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008	Aaa	405,000	423,185
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012	Aaa	490,000	520,341
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017	Aaa	500,000	515,110
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2023	Aaa	1,125,000	1,181,419

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $81,438,436)			82,962,787

SHORT-TERM INVESTMENTS - 1.8%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $1,537,599)		1,537,599	1,537,599

TOTAL INVESTMENTS - 98.7%
(Identified Cost $82,976,035)			84,500,386

OTHER ASSETS, LESS LIABILITIES - 1.3%			1,146,542

NET ASSETS - 100%			$85,646,928

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody's (unaudited)
2Credit ratings from S&P (unaudited)

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.5%; MBIA - 23.1%; AMBAC - 15.9%; FSA - 14.0%.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$82,928,921

Unrealized appreciation	$2,165,095
Unrealized depreciation	(593,630)

Net unrealized appreciation	$1,571,465

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2006 (unaudited)

	Credit	Principal
	Rating[1]	Amount/
Diversified Tax Exempt Series	(unaudited)	Shares	Value
MUNICIPAL SECURITIES - 95.5%

Alabama - 2.2%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024	Aaa	$500,000	$522,765
Fort Payne Waterworks Board, Revenue Bond, AMBAC, 3.50%, 7/1/2015	Aaa	665,000	623,843
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA, 5.25%, 2/15/2017	Aaa	500,000	527,620
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, G.O. Bond, Series B, AMBAC, 5.00%, 3/1/2018	Aaa	500,000	528,340
Odenville Utilities Board Water, Revenue Bond, MBIA, 4.30%, 8/1/2028	Aaa	500,000	490,955
			2,693,523

Alaska - 0.4%
Alaska Municipal Banking Authority, Revenue Bond, MBIA, 4.10%, 6/1/2017	Aaa	455,000	448,962

Arizona - 3.4%
Phoenix, G.O. Bond, Series B, 4.20%, 7/1/2021	Aa1	1,500,000	1,464,885
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA, 5.00%, 12/1/2011	Aaa	1,500,000	1,584,105
Yuma County Library District, G.O. Bond, Series A, AMBAC, 4.50%, 7/1/2035	Aaa	1,200,000	1,163,832
			4,212,822

California - 4.9%
California State, G.O. Bond, 5.25%, 2/1/2023	A2	500,000	546,385
California State, G.O. Bond, 4.75%, 12/1/2028	A2	795,000	796,805
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.80%, 8/1/2024	Aaa	435,000	444,505
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.875%, 8/1/2025	Aaa	425,000	435,650
Oak Grove School District, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 8/1/2024	Aaa	500,000	507,945
Oak Valley Hospital District, G.O. Bond, FGIC, 4.50%, 7/1/2025	Aaa	1,395,000	1,366,751
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA, 5.25%, 9/1/2025	Aaa	1,570,000	1,657,684
Wiseburn School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016	Aaa	330,000	343,979
			6,099,704

Colorado - 2.6%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA, 5.00%, 12/1/2015	Aaa	700,000	739,816
Colorado Water Resources & Power Development Authority, Water Resource, Revenue Bond, Series D, FSA, 4.375%, 8/1/2035	Aaa	1,420,000	1,342,539
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	895,000	942,963
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	105,000	109,388
El Paso County School District No. 020, G.O. Bond, Series A, MBIA, 6.20%, 12/15/2007	Aaa	160,000	166,784
			3,301,490

Connecticut - 1.2%
Stamford, G.O. Bond, 4.40%, 2/15/2026	Aaa	1,545,000	1,531,991

Delaware - 0.8%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011	Aaa	1,000,000	1,059,500

Florida - 4.6%
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 7/1/2027	Aa1	710,000	729,149
Florida State Board of Education, Capital Outlay, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 6/1/2027	Aaa	750,000	769,455
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series C, AMBAC, 5.00%, 6/1/2011	Aaa	425,000	449,416
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series A, FSA, 4.50%, 6/1/2025	Aa1	1,280,000	1,278,298
Florida State Department of Transportation, G.O. Bond, 5.00%, 7/1/2027	Aa1	1,000,000	1,036,830
Hillsborough County, Capital Impt. Program, County Center Project, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.125%, 7/1/2022	Aaa	400,000	409,148
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015	Aaa	510,000	542,467
Tohopekaliga Water Authority, Utility System, Revenue Bond, Series A, FSA, 5.00%, 10/1/2028	Aaa	510,000	529,370
			5,744,133

Georgia - 4.1%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018	Aa3	350,000	357,556
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033	Aaa	310,000	317,660
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043	Aaa	1,500,000	1,533,120
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012	Aaa	200,000	219,878
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022	Aaa	1,270,000	1,215,060
Madison Water & Sewer, Revene Bond, AMBAC, 4.625%, 7/1/2030	Aaa	1,000,000	992,010
Rockdale County, Water & Sewer Authority, Prerefunded Balance, Revenue Bond, FSA, 5.00%, 7/1/2022	Aaa	450,000	466,443
			5,101,727

Hawaii - 0.2%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007	Aa2	260,000	269,389

Illinois - 3.1%
Chicago, Prerefunded Balance, G.O. Bond, FGIC, 5.25%, 1/1/2027	Aaa	250,000	261,575
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034	Aaa	830,000	850,957
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 1/1/2026	Aaa	500,000	534,125
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022	Aaa	750,000	777,120
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010	Aaa	100,000	102,149
Illinois State, G.O. Bond, 5.00%, 12/1/2027	Aa3	600,000	618,120
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC, 5.125%, 2/1/2019	Aaa	500,000	530,720
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA, 5.125%, 12/1/2015	Aaa	200,000	206,532
			3,881,298

Indiana - 2.0%
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022	Aaa	310,000	317,486
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022	Aaa	615,000	629,852
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018	Aaa	300,000	318,963
Monroe County Community School Corp., Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 7/1/2016	Aaa	125,000	129,015
Noblesville Sewage Works, Revenue Bond, AMBAC, 5.00%, 1/1/2024	Aaa	550,000	571,296
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA, 5.00%, 7/15/2020	Aaa	450,000	468,819
			2,435,431

Iowa - 0.9%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021	Aaa	425,000	451,936
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021	Aaa	250,000	251,275
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018	Aaa	425,000	412,607
			1,115,818

Kansas - 3.9%
Derby, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015	Aaa	275,000	275,679
Johnson County Unified School District No. 229, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 10/1/2014	Aa1	220,000	224,587
Johnson County Unified School District No. 231, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.75%, 10/1/2016	Aaa	500,000	533,700
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC, 4.00%, 9/1/2022	Aaa	1,000,000	947,940
Sedgwick County Unified School District No. 265 Goddard, G.O. Bond, FSA, 5.00%, 10/1/2025	Aaa	1,090,000	1,144,653
Shawnee County Unified School District No. 450 Shawnee Heights, G.O. Bond, FSA, 4.20%, 9/1/2020	Aaa	700,000	685,006
Shawnee County Unified School District No. 450 Shawnee Heights, G.O. Bond, FSA, 4.25%, 9/1/2021	Aaa	580,000	567,141
Wyandotte County School District No. 204 Bonner Springs, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015	Aaa	400,000	424,428
			4,803,134

Kentucky - 0.2%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC, 6.50%, 7/1/2008	Aaa	250,000	265,127

Louisiana - 2.5%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026	Aaa	660,000	635,441
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027	Aaa	1,090,000	1,050,433
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012	Aaa	730,000	766,259
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012	Aaa	300,000	306,648
Orleans Parish Parishwide School District, G.O. Bond, Series A, FGIC, 5.125%, 9/1/2016	Aaa	400,000	405,680
			3,164,461

Maine - 0.6%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021	Aaa	750,000	773,400

Maryland - 0.2%
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009	Aaa	260,000	275,158

Massachusetts - 3.2%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021	Aaa	1,000,000	973,510
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022	Aaa	410,000	396,359
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020	Aaa	500,000	523,405
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010	Aaa	400,000	431,668
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014	Aa2	1,000,000	1,083,330
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020	Aaa	100,000	106,507
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021	Aaa	400,000	422,384
			3,937,163

Michigan - 3.2%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC, 4.50%, 5/1/2028	Aaa	640,000	626,810
Comstock Park Public Schools, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 5/1/2011	Aaa	150,000	150,248
Detroit City School District, School Building & Site Impt., G.O. Bond, Series B, FGIC, 5.00%, 5/1/2033	Aaa	750,000	770,212
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022	Aaa	500,000	515,375
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	185,000	190,626
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	40,000	40,910
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	480,000	487,690
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019	Aaa	565,000	580,345
Oakland County, George W. Kuhn Drain District, G.O. Bond, Series B, 5.375%, 4/1/2021	Aaa	475,000	494,931
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012	Aaa	100,000	101,635
			3,958,782

Minnesota - 1.9%
Big Lake Independent School District No. 727, G.O. Bond, MBIA, 5.50%, 2/1/2014	Aaa	500,000	508,310
Brooklyn Center Independent School District No. 286, School Building, G.O. Bond, Series A, MBIA, 4.375%, 2/1/2026	Aaa	1,105,000	1,078,436
Pine County, G.O. Bond, Series A, FGIC, 4.40%, 2/1/2028	Aaa	555,000	540,975
Western Minnesota Municipal Power Agency, Revenue Bond, 6.625%, 1/1/2016	Aaa	175,000	203,845
			2,331,566

Mississippi - 1.3%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017	Aaa	500,000	513,740
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013	Aaa	1,000,000	1,053,380
			1,567,120

Missouri - 0.5%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond, Series A, MBIA, 3.60%, 5/1/2013	Aaa	600,000	586,392

Nevada - 2.0%
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019	Aaa	500,000	502,825
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024	Aaa	425,000	438,396
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	625,000	642,444
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	125,000	127,038
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	750,000	778,245
			2,488,948

New Jersey - 3.6%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028	Aaa	835,000	822,859
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029	Aaa	1,000,000	981,570
Essex County, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031	Aaa	500,000	488,220
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 3/15/2011	Aaa	225,000	233,485
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond, 3.70%, 10/1/2018	Aaa	540,000	505,240
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016	Aaa	250,000	253,780
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012	Aaa	1,200,000	1,222,056
			4,507,210

New Mexico - 0.6%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond, Series A, MBIA, 3.25%, 6/1/2013	Aaa	800,000	750,000

New York - 4.1%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	380,000	402,849
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014	Aaa	1,290,000	1,310,782
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	770,685
New York State Urban Development Corp., Special Tax Bond, MBIA, 5.00%, 1/1/2019	AAA[2]	1,000,000	1,060,930
Orange County, G.O. Bond, 5.125%, 9/1/2024	Aa1	500,000	515,880
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006	Aa1	500,000	498,770
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012	Aaa	350,000	362,499
Westchester County, G.O. Bond, 4.75%, 11/15/2016	Aaa	15,000	15,267
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016	Aaa	135,000	136,914
			5,074,576

North Carolina - 2.5%
Cary, G.O. Bond, 5.00%, 3/1/2018	Aaa	700,000	739,935
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022	Aaa	1,455,000	1,416,122
Raleigh, G.O. Bond, 4.40%, 6/1/2017	Aaa	250,000	256,095
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013	Aaa	250,000	265,858
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019	Aaa	400,000	424,288
			3,102,298

North Dakota - 1.5%
Fargo, G.O. Bond, Series A, MBIA, 4.70%, 5/1/2030	Aaa	1,840,000	1,844,526

Ohio - 4.1%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012	Aaa	1,140,000	1,213,963
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	1,450,000	1,522,776
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027	Aaa	500,000	473,110
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA, 5.125%, 12/1/2025	Aaa	490,000	506,900
Ohio State Conservation Project, G.O. Bond, Series A, 5.00%, 3/1/2015	Aa1	1,000,000	1,063,970
Springfield City School District, G.O. Bond, FGIC, 5.20%, 12/1/2023	Aaa	325,000	346,356
			5,127,075

Oklahoma - 0.6%
Oklahoma State Turnpike Authority, Revenue Bond, Series A, FGIC, 5.00%, 1/1/2023	Aaa	750,000	770,678

Oregon - 2.6%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 6/15/2017	Aaa	825,000	883,146
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033	Aa3	1,500,000	1,522,890
Salem, Pedestrian Safety Impts., Prerefunded Balance, G.O. Bond, FGIC, 5.50%, 5/1/2010	Aaa	255,000	255,421
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 6/15/2017	Aaa	500,000	541,100
			3,202,557

Pennsylvania - 4.6%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017	Aaa	300,000	306,105
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032	Aaa	1,000,000	975,330
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011	Aaa	1,500,000	1,582,140
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC, 5.375%, 7/15/2019	Aaa	530,000	575,744
Philadelphia, Water & Wastewater, Revenue Bond, MBIA, 5.60%, 8/1/2018	Aaa	20,000	21,494
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030	AAA[2]	855,000	838,815
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034	AAA[2]	1,500,000	1,409,505
			5,709,133

Rhode Island - 0.8%
Rhode Island Clean Water Finance Agency, Revenue Bond, Series A, MBIA, 5.00%, 10/1/2035	Aaa	1,000,000	1,024,490

South Carolina - 2.7%
Beaufort County School District, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 3/1/2020	Aa1	500,000	528,340
Orangeburg County Consolidated School District 5, G.O. Bond, 5.625%, 3/1/2019	Aa1	800,000	851,352
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021	Aaa	1,500,000	1,589,880
South Carolina State Highway, Prerefunded Balance, G.O. Bond, Series B, 5.625%, 7/1/2010	Aaa	350,000	358,785
			3,328,357

South Dakota - 0.5%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018	Aaa	650,000	662,422

Tennessee - 3.2%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023	Aaa	450,000	461,016
Johnson City School Sales Tax, Prerefunded Balance, G.O. Bond, AMBAC, 6.70%, 5/1/2021	Aaa	350,000	350,917
Rhea County, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 4/1/2018	Aaa	950,000	1,004,568
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010	Aa2	2,000,000	2,130,600
			3,947,101

Texas - 5.0%
Alvin Independent School District, G.O. Bond, 4.375%, 2/15/2024	Aaa	750,000	726,000
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011	Aaa	445,000	454,074
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017	Aaa	1,125,000	1,112,805
Huntsville Independent School District, G.O. Bond, 4.50%, 2/15/2029	Aaa	1,220,000	1,183,302
McKinney Waterworks & Sewer, Revenue Bond, FGIC, 4.75%, 3/15/2024	Aaa	1,000,000	1,012,500
North Texas Municipal Water District, Regional Wastewater, Revenue Bond, FSA, 5.00%, 6/1/2012	Aaa	150,000	152,045
Richardson Independent School District, G.O. Bond, Series B, 5.00%, 2/15/2021	Aaa	500,000	507,390
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028	Aaa	490,000	507,273
Waller Consolidated Independent School District, G.O. Bond, 4.75%, 2/15/2023	Aaa	500,000	505,610
			6,160,999

Utah - 2.1%
Alpine School District, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 3/15/2009	Aaa	250,000	252,130
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%, 12/15/2030	Aaa	1,240,000	1,282,358
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019	Aaa	795,000	764,695
Utah State Building Ownership Authority, Revenue Bond, Series C, FSA, 5.50%, 5/15/2011	Aaa	300,000	322,626
			2,621,809

Virginia - 1.0%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024	Aaa	685,000	675,348
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023	Aaa	400,000	409,376
Spotsylvania County Water & Sewer Systems, Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 6/1/2016	Aaa	130,000	135,018
			1,219,742

Washington - 2.3%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022	Aaa	1,000,000	1,053,410
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030	Aaa	400,000	407,808
King County, Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032	Aaa	1,070,000	1,031,812
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023	Aa1	410,000	417,118
			2,910,148

West Virginia - 0.6%
West Virginia State Water Development Authority, Revenue Bond, Series A, FGIC, 4.25%, 11/1/2026	Aaa	820,000	782,255

Wisconsin - 3.2%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%, 10/1/2011	Aaa	400,000	401,600
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011	Aaa	765,000	809,271
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021	Aaa	450,000	471,582
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016	Aaa	500,000	520,525
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019	Aaa	415,000	443,867
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007	Aa1	25,000	25,048
West De Pere School District, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017	Aaa	500,000	531,855
Wisconsin State Transportation, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	700,000	732,130
			3,935,878

TOTAL MUNICIPAL SECURITIES
(Identified Cost $117,498,563)			118,728,293

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Municipal Reserves - Class R
(Identified Cost $2,818,619)		2,818,619	2,818,619

TOTAL INVESTMENTS - 97.8%
(Identified Cost $120,317,182)			121,546,912

OTHER ASSETS, LESS LIABILITIES - 2.2%			2,773,990

NET ASSETS - 100%			$124,320,902

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited)
2Credit ratings from S&P (unaudited)

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 26.4%; FGIC - 20.7%; FSA - 18.6%.

Federal Tax Information:

On March 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$120,276,019

Unrealized appreciation	$2,285,321
Unrealized depreciation	(1,014,428)

Net unrealized appreciation	$1,270,893

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Fund, Inc.

/s/B. Reuben Auspitz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/B. Reuben Auspitz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
May 26, 2006

/s/Christine Glavin

Christine Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc.
May 26, 2006